Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Summit Materials, LLC [Member]
Components of Accrued Expenses

	July 2,	January 2,
	2016	2016
Interest	$25,588	$19,591
Payroll and benefits	22,780	24,714
Capital lease obligations	12,599	15,263
Insurance	10,603	9,824
Non-income taxes	8,658	4,618
Professional fees	1,011	2,528
Other(1)	25,704	16,404
Total	$106,943	$92,942

(1)Consists primarily of subcontractor and working capital settlement accruals.

Accrued expenses consisted of the following as of January 2, 2016 and December 27, 2014:

	2015	2014
Interest	$19,591	$32,475
Payroll and benefits	24,714	20,326
Capital lease obligations	15,263	17,530
Insurance	9,824	11,402
Non-income taxes	4,618	5,520
Professional fees	2,528	3,299
Other(1)	16,404	10,944

Total	$92,942	$101,496

(1)	Consists primarily of subcontractor and working capital settlement accruals.